STOCK OPTION RESERVE (Tables)	6 Months Ended
Sep. 30, 2022
Stock Option Reserve
Disclosure Of Terms Stock Option Reserve Explanatory

	Six Months Ended September 30,
	2022		2021
(In thousands)	Non-Controlling Interest	Stock Option Reserve	Non-Controlling Interest	Stock Option Reserve

Balance, beginning of period	$11,659	$16,928	$11,468	$7,977
Share-based compensation expense	–	2,401	161	4,165
Settled in iOx exchange	(11,659)	–	–	–
Balance, end of period	$–	$19,329	$11,629	$12,142

Schedule of fair value of these stock options on the date of grant and black-scholes option pricing model

Assumption	Unvested Options
Risk free interest rate	3.05%
Expected dividend	Nil
Expected volatility	111%
Expected life	6.25 years
Fair value of Portage option	$9.36

Schedule of outstanding stock options

	PBI Amended and Restated 2021 Equity Incentive Plan		iOx Option Plan (Subsidiary Plan)
	Six Months Ended September 30,		Six Months Ended September 30,
	2022	2021	2022	2021
Balance, beginning of period	1,151,400	868,000	1,275	1,924
Granted	65,900	–	–	–
Expired or forfeited	–	–	(1,275)	–
Balance, end of period	1,217,300	868,000	–	1,924
Exercisable, end of period	414,930	116,666	–	1,844

Schedule of weighted average exercise price and remaining contractual life

	PBI Amended and Restated 2021 Equity Incentive Plan		iOx Option Plan (Subsidiary Plan)
	As of September 30,		As of September 30,
	2022	2021	2022	2021
Weighted average exercise price	$15.19	17.75	$–	$161.51
Weighted average remaining contractual life (in years)	8.66	9.29	–	0.45